LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

		2018		2017
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian	2019 to 2020	350	11.4%	500	10.8%
U.S. (2018 and 2017 – US$400)	2021	546	9.9%	501	9.9%
Medium Term Notes
Canadian	2019 to 2048	7,504	4.8%	6,504	4.9%
Senior Unsecured Notes
U.S. (2018 – US$17,192; 2017 – US$14,892)	2019 to 2049	23,456	5.1%	18,644	5.1%
		31,856		26,149
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2018 and 2017 – US$200)	2023	273	7.9%	250	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2018 and 2017 – US$33)	2026	44	7.5%	41	7.5%
		921		895
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2018 – US$2,250; 2017 – US$2,750)[2]	2020 to 2045	3,070	4.4%	3,443	4.0%
TC PIPELINES, LP
Unsecured Loan Facility
U.S. (2018 – US$40; 2017 – US$185)	2021	55	3.8%	232	2.7%
Unsecured Term Loan
U.S. (2018 – US$500; 2017 – US$670)[3]	2022	682	3.6%	839	2.7%
Senior Unsecured Notes
U.S. (2018 and 2017 – US$1,200)	2021 to 2027	1,637	4.4%	1,502	4.4%
		2,374		2,573
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2018 and 2017 – US$672)	2021 to 2026	918	7.2%	842	7.2%
GAS TRANSMISSION NORTHWEST LLC
Unsecured Term Loan
U.S. (2018 – US$35; 2017 – US$55)	2019	48	3.3%	69	1.1%
Senior Unsecured Notes
U.S. (2018 and 2017 – US$250)	2020 to 2035	341	5.6%	313	5.6%
		389		382
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2018 – US$240; 2017 – US$259)	2021 to 2030	327	7.7%	324	7.7%

		2018		2017
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Unsecured Loan Facility
U.S. (2018 – US$19; 2017 – nil)	2023	26	3.6%	—	—
Senior Secured Notes[4]
U.S. (2018 – nil; 2017 – US$30)		—	—	38	6.0%
		26		38
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2018 – US$24; 2017 – US$25)	2020	33	3.5%	31	1.1%
NORTH BAJA PIPELINE, LLC
Unsecured Term Loan
U.S. (2018 – US$50; 2017 – nil)	2021	68	3.5%	—	—
		39,982		34,677
Current portion of long-term debt		(3,462)		(2,866)
Unamortized debt discount and issue costs		(241)		(174)
Fair value adjustments[5]		230		238
		36,509		31,875

1
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premium and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2
Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia’s obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.

3	The US$500 million term loan facility was amended in September 2017 to extend the maturity dates from 2018 to 2022.

4	These notes were secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

5
The fair value adjustments include $232 million (2017 – $242 million) related to the acquisition of Columbia. The fair value adjustments also include a decrease of $2 million (2017 – $4 million) related to hedged interest rate risk. Refer to Note 24, Risk management and financial instruments, for further information.

Principal Repayments
At December 31, 2018, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2019	2020	2021	2022	2023

Principal repayments on long-term debt	3,465	2,834	2,098	2,100	1,930

Long-Term Debt Issued
The Company issued long-term debt over the three years ended December 31, 2018 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	October 2018	Senior Unsecured Notes	March 2049	US 1,000	5.10%
	October 2018	Senior Unsecured Notes	May 2028	US 400	4.25%	[1]
	July 2018	Medium Term Notes	July 2048	800	4.18%
	July 2018	Medium Term Notes	March 2028	200	3.39%	[2]
	May 2018	Senior Unsecured Notes	May 2028	US 1,000	4.25%
	May 2018	Senior Unsecured Notes	May 2048	US 1,000	4.875%
	May 2018	Senior Unsecured Notes	May 2038	US 500	4.75%
	November 2017	Senior Unsecured Notes	November 2019	US 550	Floating
	November 2017	Senior Unsecured Notes	November 2019	US 700	2.125%
	September 2017	Medium Term Notes	March 2028	300	3.39%
	September 2017	Medium Term Notes	September 2047	700	4.33%
	June 2016	Acquisition Bridge Facility[3]	June 2018	US 5,213	Floating
	June 2016	Medium Term Notes	July 2023	300	3.69%	[4]
	June 2016	Medium Term Notes	June 2046	700	4.35%
	January 2016	Senior Unsecured Notes	January 2026	US 850	4.875%
	January 2016	Senior Unsecured Notes	January 2019	US 400	3.125%
NORTH BAJA PIPELINE, LLC
	December 2018	Unsecured Term Loan	December 2021	US 50	Floating
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	April 2018	Unsecured Loan Facility	April 2023	US 19	Floating
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Unsecured Term Loan	August 2020	US 25	Floating
	April 2016	Unsecured Term Loan	April 2019	US 10	Floating
TC PIPELINES, LP
	May 2017	Senior Unsecured Notes	May 2027	US 500	3.90%
TRANSCANADA PIPELINE USA LTD.
	June 2016	Acquisition Bridge Facility[3]	June 2018	US 1,700	Floating
ANR PIPELINE COMPANY
	June 2016	Senior Unsecured Notes	June 2026	US 240	4.14%

1	Reflects coupon rate on re-opening of a pre-existing senior unsecured notes issue. The notes were issued at a discount to par, resulting in a re-issuance yield of 4.439 per cent.

2	Reflects coupon rate on re-opening of a pre-existing medium term notes (MTN) issue. The MTNs were issued at a discount to par, resulting in a re-issuance yield of 3.41 per cent.

3
These facilities were put in place to finance a portion of the Columbia acquisition and bear interest at LIBOR plus an applicable margin. Proceeds from the issuance of common shares in fourth quarter 2016 and proceeds from the sale of the U.S. Northeast power assets were used to fully retire the remaining acquisition bridge facilities in second quarter 2017.

4	Reflects coupon rate on re-opening of a pre-existing MTN issue. The MTNs were issued at premium to par, resulting in a re-issuance yield of 2.69 per cent.
Long-Term Debt Retired
The Company retired/repaid long-term debt over the three years ended December 31, 2018 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	August 2018	Senior Unsecured Notes	US 850	6.50%
	March 2018	Debentures	150	9.45%
	January 2018	Senior Unsecured Notes	US 500	1.875%
	January 2018	Senior Unsecured Notes	US 250	Floating
	December 2017	Debentures	100	9.80%
	November 2017	Senior Unsecured Notes	US 1,000	1.625%
	June 2017	Acquisition Bridge Facility[1]	US 1,513	Floating
	February 2017	Acquisition Bridge Facility[1]	US 500	Floating
	January 2017	Medium Term Notes	300	5.10%
	November 2016	Acquisition Bridge Facility[1]	US 3,200	Floating
	October 2016	Medium Term Notes	400	4.65%
	June 2016	Senior Unsecured Notes	US 84	7.69%
	June 2016	Senior Unsecured Notes	US 500	Floating
	January 2016	Senior Unsecured Notes	US 750	0.75%
TC PIPELINES, LP
	December 2018	Unsecured Term Loan	US 170	Floating
COLUMBIA PIPELINE GROUP, INC.
	June 2018	Senior Unsecured Notes	US 500	2.45%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	May 2018	Senior Secured Notes	US 18	5.90%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	March 2018	Senior Unsecured Notes	US 9	6.73%
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Senior Secured Notes	US 12	3.82%
TRANSCANADA PIPELINE USA LTD.
	June 2017	Acquisition Bridge Facility[1]	US 630	Floating
	April 2017	Acquisition Bridge Facility[1]	US 1,070	Floating
NOVA GAS TRANSMISSION LTD.
	February 2016	Debentures	225	12.20%

1	These facilities were put in place to finance a portion of the Columbia acquisition and were fully retired in second quarter 2017.
Interest Expense
Interest expense in the three years ended December 31 was as follows:

year ended December 31	2018	2017	2016
(millions of Canadian $)

Interest on long-term debt	1,877	1,794	1,765
Interest on junior subordinated notes	391	348	180
Interest on short-term debt	73	33	18
Capitalized interest	(124)	(173)	(176)
Amortization and other financial charges[1]	48	67	211
	2,265	2,069	1,998

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates. In 2016, this amount includes dividend equivalent payments of $109 million on the subscription receipts issued to partially fund the Columbia acquisition. Refer to Note 20, Common shares, for further information.

The Company made interest payments of $2,156 million in 2018 (2017 – $1,987 million; 2016 – $1,721 million) on long-term debt, junior subordinated notes and short-term debt, net of interest capitalized.